FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Summary of financial assets
The carrying amounts of the financial instruments are presented in the table below and are classified according to the following categories:

	December 31, 2021	December 31, 2020
	$	$
Financial assets
Fair value through profit or loss
Cash and cash equivalents	230,779	483,598
Investments	131,772	133,375
Other assets	48,560	12,210
Amortized cost
Client and trust funds on deposit	1,199,904	973,143
Accounts receivable	242,154	219,074
Other assets	59,172	44,314
Total financial assets	1,898,373	1,865,714

Financial liabilities
Fair value through profit or loss
Provisions and other financial liabilities	774,761	240,516
Amortized cost
Accounts payable and accrued liabilities	351,495	308,797
Provisions and other financial liabilities	177,312	143,036
Dividends payable	71,072	75,297
Client and trust funds payable	1,202,079	961,080
Long-term debt	3,776,038	2,456,116
Total financial liabilities	6,352,757	4,184,842

Summary of financial liabilities
The carrying amounts of the financial instruments are presented in the table below and are classified according to the following categories:

	December 31, 2021	December 31, 2020
	$	$
Financial assets
Fair value through profit or loss
Cash and cash equivalents	230,779	483,598
Investments	131,772	133,375
Other assets	48,560	12,210
Amortized cost
Client and trust funds on deposit	1,199,904	973,143
Accounts receivable	242,154	219,074
Other assets	59,172	44,314
Total financial assets	1,898,373	1,865,714

Financial liabilities
Fair value through profit or loss
Provisions and other financial liabilities	774,761	240,516
Amortized cost
Accounts payable and accrued liabilities	351,495	308,797
Provisions and other financial liabilities	177,312	143,036
Dividends payable	71,072	75,297
Client and trust funds payable	1,202,079	961,080
Long-term debt	3,776,038	2,456,116
Total financial liabilities	6,352,757	4,184,842

Schedule of assets at fair value
Investments consist of the following as at December 31, 2021:

	Total	Level 1	Level 2	Level 3
	$	$	$	$
Marketable securities	116,879	33,278	79,946	3,655
Securities owned, at market	14,893	14,893	—	—
Total investments	131,772	48,171	79,946	3,655
Investments consist of the following as at December 31, 2020:

	Total	Level 1	Level 2	Level 3
	$	$	$	$
Marketable securities	118,126	37,193	77,278	3,655
Securities owned, at market	15,249	15,249	—	—
Total investments	133,375	52,442	77,278	3,655